Financial Assets and Liabilities - Reconciliation of Level 3 financial instrument fair values (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Changes in fair value measurement, assets [abstract]
Ending balance	$ 510,638
Level 3 | Capped Call Transactions
Changes in fair value measurement, assets [abstract]
Beginning balance	99,932	$ 0
Purchases	0	87,700
Transfer out	0
Gains (losses) recognized in other comprehensive income	0
Ending balance	214,597	99,932
Change in unrealized gains (losses) relating to assets held at end of period	114,665	12,232
Level 3 | Capped Call Transactions | Non-operating (expense) income
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss	114,665	12,232
Level 3 | Capped Call Transactions | Finance income
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss	0
Level 3 | Embedded exchange feature of Notes
Changes in fair value measurement, liabilities [abstract]
Beginning balance	(202,553)	0
Purchases	0	(177,907)
Transfer out	0
Gains (losses) recognised in other comprehensive income	0
Ending balance	(851,126)	(202,553)
Change in unrealized gains (losses) relating to liabilities held at end of period	(648,573)	(24,646)
Level 3 | Embedded exchange feature of Notes | Non-operating (expense) income
Changes in fair value measurement, liabilities [abstract]
Gains (losses) recognized in profit or loss	(648,573)	(24,646)
Level 3 | Embedded exchange feature of Notes | Finance income
Changes in fair value measurement, liabilities [abstract]
Gains (losses) recognized in profit or loss	0
Level 3 | Non-marketable equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	0	0
Purchases	23,000	0
Transfer out	(20,942)
Gains (losses) recognized in other comprehensive income	672
Ending balance	3,000	0
Change in unrealized gains (losses) relating to assets held at end of period	0	0
Level 3 | Non-marketable equity securities | Non-operating (expense) income
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss	0	$ 0
Level 3 | Non-marketable equity securities | Finance income
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss	$ 270